Bonds and Loans	12 Months Ended
Mar. 31, 2023
Borrowings [abstract]
Bonds and Loans	Bonds and Loans

	JPY (millions) As of March 31
	2022	2023
Bonds	¥3,637,355	¥3,658,314
Short-term loans	285	256
Long-term loans	707,770	723,772
Total	¥4,345,410	¥4,382,341
Non-current	¥4,141,418	¥4,042,741
Current	¥203,993	¥339,600
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2022	As of March 31, 2023	Interest rate (%)
Hybrid subordinated bonds	¥500,000	498,154	498,876	1.720% per annum through October 6, 2024 and 6 month LIBOR(5) + margin (1.750-2.750%) thereafter	June 2079
2018 EUR Unsecured Senior Notes – variable rate	€750	101,912	—	3 month EURIBOR + margin (1.100%)	November 2022 (3)
2018 EUR Unsecured Senior Notes – fixed rate	€3,000	405,290	433,611	2.250-3.000%	November 2026 - November 2030
2018 USD Unsecured Senior Notes – fixed rate	$3,250 as of March 31, 2022 $2,250 as of March 31, 2023	395,303	298,842	4.400-5.000%	November 2023 - November 2028 (2)
Unsecured Senior Notes Assumed in Shire Acquisition	$4,000	465,958	515,298	2.875-3.200%	September 2023 - September 2026
Unsecured Senior Notes Assumed in Shire Acquisition	$1,520 as of March 31, 2022 $1,301 as of March 31, 2023	185,998	174,239	2022: 3.600-5.250% 2023: 4.000-5.250%	June 2025 - June 2045 (1)
2020 USD Unsecured Senior Notes – fixed rate	$7,000	849,391	928,210	2.050-3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	485,985	519,808	0.750-2.000%	July 2027 - July 2040
JPY Unsecured Senior Bonds – fixed rate	¥250,000	249,364	249,429	0.400%	October 2031
Commercial Paper	¥40,000	—	40,000	—	June 2023
Total		¥3,637,355	¥3,658,314
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2022	As of March 31, 2023	Interest rate (%)
Syndicated Loans 2016	¥200,000	200,000	200,000	0.200–0.300%	April 2023 - April 2026
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	April 2027
USD Syndicated Loans 2017	$1,500	183,028	199,993	6 month LIBOR(4) + 0.500%	April 2027
Bilateral Loans	¥210,000	210,000	210,000	0.190–0.815%	April 2024-March 2029
Other		1,527	534
Total		¥708,055	¥724,027

On April 23, 2022, Takeda redeemed 219 million USD of unsecured U.S. dollar-denominated senior notes issued in June 2015 in advance of their original maturity date of June 23, 2022(1). Following this, on October 27, 2022, Takeda redeemed 1,000 million USD of unsecured U.S. dollar-denominated senior notes issued in November 2018 in advance of their original maturity date of November 26, 2023(2). Furthermore, on November 21, 2022, Takeda redeemed 750 million EUR of unsecured floating rate senior notes issued in November 2018 on their maturity date(3). On March 31, 2023, Takeda repaid 75 billion JPY in bilateral loans falling due and on the same day entered into new bilateral loans of 75 billion JPY maturing on March 30, 2029. Takeda also had short term commercial paper drawings outstanding of 40 billion JPY as of March 31, 2023, noting that there were no commercial paper drawings as of March 31, 2022.

While the transition away from LIBOR as a benchmark rate did not impact the financing rates that were incurred in fiscal year ended March 31, 2023, Takeda did engage with its financing partners in April 2023 to ensure that SOFR will be effective from July 1, 2023 in respect of the 1,500 million USD Syndicated Loans 2017 where 6 months USD LIBOR will be replaced by 6 months Term SOFR + 0.42826% on interest payment dates from October 2023(4). In respect of the Hybrid subordinated bonds that attract a fixed interest rate until October 6, 2024 and 6 month JPY LIBOR plus margin thereafter, Takeda will engage with its advisors to determine an alternative benchmark to be used instead of 6 month JPY LIBOR if the bonds are not repaid on the bond call date of October 6, 2024(5). There are no changes in Takeda’s risk management strategy arising from the replacement of the benchmark rate.

In September 2019, Takeda reached an agreement on a commitment facility of 700 billion JPY with various Japanese and non-Japanese banks. The commitment facility has a maturity of September 2026 and is available for general business use. There were no drawdowns on the 700 billion JPY commitment facility as of March 31, 2022 and 2023, respectively.

There are long-term financing agreements that contain financial covenants, a key one of which requires Takeda’s ratio of consolidated net debt to adjusted EBITDA, as defined in the loan agreements, for the previous twelve-month period to not surpass certain levels as of March 31 and September 30 of each year. Takeda was in compliance with all financial covenants as of March 31, 2022 and 2023, respectively.

In 2017, Takeda entered into USD to JPY cross currency interest rate swap agreements to fix the interest rate for 925 million USD of the floating rate USD Syndicated Loans 2017. In respect of the remaining 575 million USD of the floating rate USD Syndicated Loans 2017, Takeda entered into an interest rate swap agreement to fix the applicable interest rate. Furthermore, in 2020, Takeda entered into USD to JPY cross currency swaps on 1,750 million USD of the fixed rate 2018 USD Unsecured Senior Notes and 4,000 million USD of the fixed rate 2020 USD Unsecured Senior Notes.